Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Operating Lease ROU Assets and Lease Liabilities

The recognized operating lease ROU assets and lease liabilities as follows:

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Operating lease ROU asset	180,851	126,740

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Operating lease liabilities
Current portion	138,357	62,211
Non-current portion	44,472	64,529
Total	182,829	126,740

The following summarizes other supplemental information about the Company’s operating lease as of March 31, 2025:

Weighted average discount rate	3.44%
Weighted average remaining lease term (years)	1.27

The recognized operating lease ROU assets and lease liabilities as follows:

	June 30, 2024	June 30, 2023
	US$	US$
Operating lease ROU asset	126,740	235,373

	June 30, 2024	June 30, 2023
	US$	US$

Operating lease liabilities
Current portion	62,211	216,567
Non-current portion	64,529	18,806
Total	126,740	235,373

The following summarizes other supplemental information about the Company’s operating lease as of June 30, 2024:

Weighted average discount rate	4.23%
Weighted average remaining lease term (years)	2.40

Schedule of Future Minimum Lease Payments

As of March 31, 2025, future minimum lease payments under the non-cancellable operating leases are as follows:

Future payment	US$
2025	59,945
2026	93,088
2027	33,685
2028	-
2029	-
Thereafter	-
Total future lease payment	186,718
Less: imputed interest	(3,889)
Present value of operating lease liabilities	182,829
Operating lease liabilities, current portion	138,357
Operating lease liabilities, non-current portion	44,472

As of June 30, 2024, future minimum lease payments under the non-cancellable operating leases are as follows:

Future payment	US$
2025	66,074
2026	33,282
2027	33,282
2028	-
2029	-
Thereafter	-
Total future lease payment	132,638
Less: imputed interest	(5,898)
Present value of operating lease liabilities	126,740
Operating lease liabilities, current portion	62,211
Operating lease liabilities, non-current portion	64,529